Risk Management - Disclosure of Balance Sheet credit quality (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
On-balance sheet:
Cash and balances at central banks	£ 224,634	£ 256,351	£ 238,574
Cash collateral and settlement balances	108,889	112,597
Loans and advances at amortised cost	342,747	353,292
Debt securities at amortised cost	56,749	45,487
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Trading portfolio assets	174,605	133,813
Financial assets at fair value through the income statement	206,651	213,568
Derivative financial instruments	256,836	302,380
Other assets	2,197	1,656
Assets held for sale	3,916	0
Total assets	1,477,487	1,513,699	£ 1,384,300
Debt securities at amortised cost
On-balance sheet:
Trading portfolio assets	75,498	55,475
Traded loans
On-balance sheet:
Trading portfolio assets	12,653	13,198
Internal credit grades
On-balance sheet:
Cash and balances at central banks	224,634	256,351
Cash collateral and settlement balances	108,889	112,597
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Trading portfolio assets	88,151	68,673
Financial assets at fair value through the income statement	199,466	207,477
Derivative financial instruments	256,836	302,380
Financial assets at fair value through other comprehensive income	71,830	65,054
Other assets	2,197	1,656
Assets held for sale	3,855	0
Total assets	£ 1,357,948	£ 1,413,743
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Assets held for sale, percentage	100.00%	0.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades | Loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 342,747	£ 353,292
Debt securities at amortised cost	£ 56,749	£ 45,487
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Debt securities at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Retail mortgages
On-balance sheet:
Loans and advances at amortised cost	£ 171,512	£ 173,770
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Retail credit cards
On-balance sheet:
Loans and advances at amortised cost	£ 34,221	£ 34,584
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Retail other
On-balance sheet:
Loans and advances at amortised cost	£ 9,952	£ 15,084
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Corporate loans
On-balance sheet:
Loans and advances at amortised cost	£ 127,062	£ 129,854
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 47,639	£ 39,429
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 149,131	£ 164,681
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Other
On-balance sheet:
Financial assets at fair value through the income statement	£ 110	£ 118
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Debt securities at amortised cost
On-balance sheet:
Trading portfolio assets	£ 75,498	£ 55,475
Financial assets at fair value through the income statement	£ 2,586	£ 3,249
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Traded loans
On-balance sheet:
Trading portfolio assets	£ 12,653	£ 13,198
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades | 0 to 0.60%
On-balance sheet:
Cash and balances at central banks	£ 224,634	£ 256,351
Cash collateral and settlement balances	99,092	101,365
Reverse repurchase agreements and other similar secured lending at amortised cost	2,424	776
Trading portfolio assets	69,475	53,467
Financial assets at fair value through the income statement	144,845	141,698
Derivative financial instruments	245,086	284,491
Financial assets at fair value through other comprehensive income	71,375	65,051
Other assets	2,138	1,599
Assets held for sale	1,110	0
Total assets	£ 1,183,402	£ 1,223,411
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	91.00%	90.00%
Reverse repurchase agreements, percentage	93.00%	100.00%
Trading portfolio assets, percentage	78.00%	78.00%
Financial assets at fair value through the income statement, percentage	73.00%	68.00%
Derivative financial instruments, percentage	95.00%	94.00%
Financial assets at fair value through other comprehensive income, percentage	99.00%	100.00%
Other assets, percentage	97.00%	97.00%
Assets held for sale, percentage	29.00%	0.00%
Total assets, percentage	87.00%	87.00%
Internal credit grades | 0 to 0.60% | Loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 266,825	£ 273,318
Debt securities at amortised cost	£ 56,398	£ 45,295
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	77.00%	77.00%
Debt securities at amortised cost, percentage	99.00%	100.00%
Internal credit grades | 0 to 0.60% | Retail mortgages
On-balance sheet:
Loans and advances at amortised cost	£ 160,647	£ 167,368
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	94.00%	97.00%
Internal credit grades | 0 to 0.60% | Retail credit cards
On-balance sheet:
Loans and advances at amortised cost	£ 10,201	£ 12,312
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	30.00%	35.00%
Internal credit grades | 0 to 0.60% | Retail other
On-balance sheet:
Loans and advances at amortised cost	£ 6,005	£ 9,672
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	60.00%	64.00%
Internal credit grades | 0 to 0.60% | Corporate loans
On-balance sheet:
Loans and advances at amortised cost	£ 89,972	£ 83,966
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	71.00%	65.00%
Internal credit grades | 0 to 0.60% | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 30,509	£ 14,684
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	64.00%	38.00%
Internal credit grades | 0 to 0.60% | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 112,799	£ 124,794
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	76.00%	76.00%
Internal credit grades | 0 to 0.60% | Other
On-balance sheet:
Financial assets at fair value through the income statement	£ 88	£ 98
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	80.00%	83.00%
Internal credit grades | 0 to 0.60% | Debt securities at amortised cost
On-balance sheet:
Trading portfolio assets	£ 65,469	£ 50,253
Financial assets at fair value through the income statement	£ 1,449	£ 2,122
On-balance sheet, percentage
Trading portfolio assets, percentage	86.00%	90.00%
Financial assets at fair value through the income statement, percentage	56.00%	65.00%
Internal credit grades | 0 to 0.60% | Traded loans
On-balance sheet:
Trading portfolio assets	£ 4,006	£ 3,214
On-balance sheet, percentage
Trading portfolio assets, percentage	32.00%	24.00%
Internal credit grades | 0.60 to 11.35%
On-balance sheet:
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	9,789	10,944
Reverse repurchase agreements and other similar secured lending at amortised cost	170	0
Trading portfolio assets	15,535	13,164
Financial assets at fair value through the income statement	53,957	64,051
Derivative financial instruments	11,616	17,606
Financial assets at fair value through other comprehensive income	455	3
Other assets	56	57
Assets held for sale	2,618	0
Total assets	£ 161,495	£ 176,125
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	9.00%	10.00%
Reverse repurchase agreements, percentage	7.00%	0.00%
Trading portfolio assets, percentage	18.00%	19.00%
Financial assets at fair value through the income statement, percentage	27.00%	31.00%
Derivative financial instruments, percentage	5.00%	6.00%
Financial assets at fair value through other comprehensive income, percentage	1.00%	0.00%
Other assets, percentage	3.00%	3.00%
Assets held for sale, percentage	68.00%	0.00%
Total assets, percentage	12.00%	12.00%
Internal credit grades | 0.60 to 11.35% | Loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 66,949	£ 70,111
Debt securities at amortised cost	£ 350	£ 189
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	20.00%	20.00%
Debt securities at amortised cost, percentage	1.00%	0.00%
Internal credit grades | 0.60 to 11.35% | Retail mortgages
On-balance sheet:
Loans and advances at amortised cost	£ 8,313	£ 3,866
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	2.00%
Internal credit grades | 0.60 to 11.35% | Retail credit cards
On-balance sheet:
Loans and advances at amortised cost	£ 22,322	£ 20,668
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	65.00%	60.00%
Internal credit grades | 0.60 to 11.35% | Retail other
On-balance sheet:
Loans and advances at amortised cost	£ 3,490	£ 4,840
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	35.00%	32.00%
Internal credit grades | 0.60 to 11.35% | Corporate loans
On-balance sheet:
Loans and advances at amortised cost	£ 32,824	£ 40,737
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	26.00%	31.00%
Internal credit grades | 0.60 to 11.35% | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 16,852	£ 24,630
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	35.00%	62.00%
Internal credit grades | 0.60 to 11.35% | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 35,988	£ 38,339
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	24.00%	23.00%
Internal credit grades | 0.60 to 11.35% | Other
On-balance sheet:
Financial assets at fair value through the income statement	£ 22	£ 20
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	20.00%	17.00%
Internal credit grades | 0.60 to 11.35% | Debt securities at amortised cost
On-balance sheet:
Trading portfolio assets	£ 9,642	£ 4,891
Financial assets at fair value through the income statement	£ 1,095	£ 1,062
On-balance sheet, percentage
Trading portfolio assets, percentage	13.00%	9.00%
Financial assets at fair value through the income statement, percentage	42.00%	33.00%
Internal credit grades | 0.60 to 11.35% | Traded loans
On-balance sheet:
Trading portfolio assets	£ 5,893	£ 8,273
On-balance sheet, percentage
Trading portfolio assets, percentage	46.00%	63.00%
Internal credit grades | 11.35 to 100%
On-balance sheet:
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	8	288
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Trading portfolio assets	3,141	2,042
Financial assets at fair value through the income statement	664	1,728
Derivative financial instruments	134	283
Financial assets at fair value through other comprehensive income	0	0
Other assets	3	0
Assets held for sale	127	0
Total assets	£ 13,051	£ 14,207
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	0.00%
Trading portfolio assets, percentage	4.00%	3.00%
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Assets held for sale, percentage	3.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades | 11.35 to 100% | Loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 8,973	£ 9,863
Debt securities at amortised cost	£ 1	£ 3
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Debt securities at amortised cost, percentage	0.00%	0.00%
Internal credit grades | 11.35 to 100% | Retail mortgages
On-balance sheet:
Loans and advances at amortised cost	£ 2,552	£ 2,536
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	1.00%	1.00%
Internal credit grades | 11.35 to 100% | Retail credit cards
On-balance sheet:
Loans and advances at amortised cost	£ 1,698	£ 1,604
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	5.00%
Internal credit grades | 11.35 to 100% | Retail other
On-balance sheet:
Loans and advances at amortised cost	£ 457	£ 572
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	4.00%
Internal credit grades | 11.35 to 100% | Corporate loans
On-balance sheet:
Loans and advances at amortised cost	£ 4,266	£ 5,151
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	4.00%
Internal credit grades | 11.35 to 100% | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 278	£ 115
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Internal credit grades | 11.35 to 100% | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 344	£ 1,548
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Internal credit grades | 11.35 to 100% | Other
On-balance sheet:
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | 11.35 to 100% | Debt securities at amortised cost
On-balance sheet:
Trading portfolio assets	£ 387	£ 331
Financial assets at fair value through the income statement	£ 42	£ 65
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	2.00%	2.00%
Internal credit grades | 11.35 to 100% | Traded loans
On-balance sheet:
Trading portfolio assets	£ 2,754	£ 1,711
On-balance sheet, percentage
Trading portfolio assets, percentage	22.00%	13.00%